INVESTMENTS - Schedule of Net Realized Gain on Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Investments [Abstract]
Realized gain (loss) on sale of fixed maturity securities available-for-sale	$ 134	$ (18)	$ (477)
Realized gain on sale of equity securities	2,118	607	7,200
Net realized gain on investments	$ 2,252	$ 589	$ 6,723